CASH AND CASH EQUIVALENTS (Schedule of Cash and Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash for immediate withdrawal in USD	$ 22,315	$ 7,793
Cash for immediate withdrawal in New Israeli Shekels ("NIS")	6,204	24,002
Cash for immediate withdrawal in Euro and other currencies	461	530
Cash and cash equivalents	$ 28,980	$ 32,325	$ 46,229	$ 34,748